Securities	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Securities
Note 4	Securities

Securities

$ millions, as at October 31	2018	2017
	IFRS 9 Carrying amount	IAS 39 Carrying amount
AFS debt securities	$ n/a	$39,688
Debt securities measured at FVOCI	35,648	n/a
AFS equity securities	n/a	469
Equity securities designated at FVOCI	562	n/a
HTM securities	n/a	2,435
Securities measured at amortized cost (1)	12,876	n/a
Trading and FVO securities	n/a	50,827
Securities mandatorily measured and designated at FVTPL	52,578	n/a
	$101,664	$93,419

(1)	There were no sales of securities measured at amortized cost during the year ended October 31, 2018.
n/a	Not applicable.

	Residual term to contractual maturity										IFRS 9		IAS 39
$ millions, as at October 31	Within 1 year		1 to 5 years		5 to 10 years		Over 10 years		No specific maturity		2018 Total		2017 Total
	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)	Carrying value	Yield (1)
Debt securities measured at FVOCI (2017: AFS debt securities)
Securities issued or guaranteed by:
Canadian federal government	$433	1.4%	$6,121	2.1%	$66	3.2%	$–	–%	$–	–%	$6,620	2.1%	$5,473	1.7%
Other Canadian governments	1,193	1.6	5,121	2.8	2,911	3.0	24	3.2	–	–	9,249	2.7	5,266	2.0
U.S. Treasury and agencies	1,710	1.4	5,597	2.0	427	2.0	8	2.7	–	–	7,742	1.8	10,431	1.3
Other foreign governments	1,600	1.9	2,079	2.4	153	4.4	164	4.6	–	–	3,996	2.3	4,144	2.2
Mortgage-backed securities (2)	167	1.2	650	2.5	359	2.4	2,254	2.7	–	–	3,430	2.5	6,984	1.6
Asset-backed securities	–	–	–	–	–	–	68	2.5	–	–	68	2.5	2,234	2.0
Corporate public debt	541	2.1	3,999	2.3	3	2.6	–	–	–	–	4,543	2.3	5,152	1.6
Corporate private debt	–	–	–	–	–	–	–	–	–	–	–	–	4	10.0
	5,644		23,567		3,919		2,518		–		35,648		39,688
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate public equity	–	–	–	–	–	–	–	–	43	n/m	43	n/m	32	n/m
Corporate private equity	–	–	–	–	–	–	–	–	519	n/m	519	n/m	437	n/m
	–		–		–		–		562		562		469
Securities measured at amortized cost (2017: HTM Securities)
Securities issued or guaranteed by:
Canadian federal government	$–		$147		$33		$–		$–		$180		$–
Other Canadian governments	–		981		3,406		485		–		4,872		–
U.S. Treasury and agencies	335		1,994		–		–		–		2,329		–
Other foreign governments	158		159		–		376		–		693		1
Mortgage-backed securities (3)	174		1,029		940		1,584		–		3,727		2,426
Asset-backed securities	–		130		214		–		–		344		–
Corporate public debt	116		536		79		–		–		731		8
	$783		$4,976		$4,672		$2,445		$–		$12,876		$2,435
Securities mandatorily measured and designated at FVTPL (2017: Trading and FVO securities)
Securities issued or guaranteed by:
Canadian federal government	$2,839		$3,996		$1,863		$2,010		$–		$10,708		$6,505
Other Canadian governments	1,070		996		1,068		4,921		–		8,055		7,033
U.S. Treasury and agencies	2		503		119		281		–		905		1,705
Other foreign governments	341		472		45		66		–		924		263
Mortgage-backed securities (4)	74		1,631		69		–		–		1,774		1,732
Asset-backed securities	203		540		47		367		–		1,157		309
Corporate public debt	1,206		1,970		381		144		–		3,701		2,256
Corporate public equity	–		–		–		–		25,354		25,354		31,024
	$5,735		$10,108		$3,592		$7,789		$25,354		$52,578		$50,827
Total securities (5)	$12,162		$38,651		$12,183		$12,752		$25,916		$101,664		$93,419

(1)	Represents the weighted-average yield, which is determined by applying the weighted average of the yields of individual fixed income securities.
(2)

Includes securities backed by mortgages insured by the Canada Mortgage and Housing Corporation (CMHC), with amortized cost of $517 million (2017: $1,343 million) and fair value of $518 million (2017: $1,343 million); securities issued by Federal National Mortgage Association (Fannie Mae), with amortized cost of $1,267 million (2017: $1,895 million) and fair value of $1,238 million (2017: $1,891 million); securities issued by Federal Home Loan Mortgage Corporation (Freddie Mac), with amortized cost of $689 million (2017: $2,703 million) and fair value of $673 million (2017: $2,700 million); and securities issued by Government National Mortgage Association, a U.S. government corporation (Ginnie Mae), with amortized cost of $1,003 million (2017: $1,051 million) and fair value of $1,001 million (2017: $1,050 million).

(3)

Includes securities backed by mortgage insured by the Canada Mortgage and Housing Corporation (CMHC) with amortized cost of $806 million (2017: nil) and fair value of $807 million (2017: nil); securities issued by Fannie Mae, with amortized cost of $1,275 million (2017: $948 million) and fair value of $1,226 million (2017: $943 million); securities issued by Freddie Mac, with amortized cost of $1,527 million (2017: $1,337 million) and fair value of $1,461 million (2017: $1,329 million); and securities issued by Ginnie Mae, with amortized cost of $119 million (2017: $141 million) and fair value of $113 million (2017: $141 million).

(4)	Includes securities backed by mortgages insured by the CMHC of $1,701 million (2017: $1,690 million).
(5)

Includes securities denominated in U.S. dollars with carrying value of $40.3 billion (2017: $40.3 billion) and securities denominated in other foreign currencies with carrying value of $1,799 million (2017: $1,491 million).

n/m	Not meaningful.

Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at October 31				2018				2017
	IFRS 9, FVOCI securities				IAS 39, AFS securities
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$6,608	$15	$(3)	$6,620	$5,439	$35	$(1)	$5,473
Other Canadian governments	9,220	31	(2)	9,249	5,236	30	–	5,266
U.S. Treasury and agencies	7,824	7	(89)	7,742	10,459	6	(34)	10,431
Other foreign governments	3,997	16	(17)	3,996	4,147	12	(15)	4,144
Mortgage-backed securities	3,476	5	(51)	3,430	6,992	5	(13)	6,984
Asset-backed securities	68	–	–	68	2,236	1	(3)	2,234
Corporate public debt	4,567	2	(26)	4,543	5,163	8	(19)	5,152
Corporate private debt	–	–	–	–	5	–	(1)	4
Corporate public equity (2)	34	14	(5)	43	13	19	–	32
Corporate private equity	434	100	(15)	519	351	86	–	437
	$36,228	$190	$(208)	$36,210	$40,041	$202	$(86)	$40,157

(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $23 million (2017: nil).
(2)	Includes restricted stock.

Fair value of equity securities designated at FVOCI that were disposed of during the year was $35 million. Realized cumulative after-tax gains of $38 million for the year resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI were reclassified from AOCI to retained earnings.

Dividend income recognized for the year ended October 31, 2018 on equity securities designated at FVOCI that were still held as at October 31, 2018 was $5 million. Dividend income recognized on equity securities designated at FVOCI that were disposed of was nil for the year.

The table below presents profit or loss recognized on FVOCI securities (2017 and 2016: AFS securities):

$ millions, for the year ended October 31	2018	2017	2016
Realized gains	$56	$178	$108
Realized losses	(13)	(25)	(8)
Provision for credit losses on debt securities	(78)	n/a	n/a
Impairment write-downs
Equity securities	n/a	(10)	(27)
	$(35)	$143	$73

n/a	Not applicable.

Allowance for credit losses

The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9 for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3		In accordance with IFRS 9
$ millions, as at or for the year ended October 31		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2018	Debt securities measured at FVOCI
	Balance at beginning of year	$14	$35	$–		$49
	Provision for (reversal of) credit losses (1)	1	(32)	109		78
	Write-offs	–	–	(5)		(5)
	Other	–	–	(99	) (2)	(99)
	Balance at end of year	$15	$3	$5		$23

(1)	Included in the gains (losses) from financial instruments measured at FVOCI and amortized cost, net on our consolidated statement of income.
(2)

Includes ECL of $99 million relating to Barbados debt securities that were derecognized in the fourth quarter of 2018 as a result of a debt restructuring agreement completed with the Government of Barbados.

Barbados debt restructuring

As a result of a comprehensive debt restructuring agreement completed with the Government of Barbados in the fourth quarter of 2018, which impacts Barbados dollar-denominated debt instruments and excludes US dollar-denominated debt, we derecognized debt securities measured at FVOCI with a par value of $467 million and expected credit losses of $99 million, and derecognized loans measured at amortized cost with a par value of $116 million and expected credit losses of $48 million. In exchange for the securities and loans that were derecognized, we recognized longer-dated securities with a par value of $522 million as originated credit-impaired amortized cost securities at a carrying value equal to the estimated fair value of $375 million with no initial allowance for expected credit losses as risk of future losses was reflected in the acquisition date discount, and recognized shorter-dated securities with a par value of $61 million as stage 1 amortized cost securities with expected credit losses of $1 million.

HTM securities

As at October 31, 2017, we had HTM securities carried at amortized cost with a carrying value of $2,435 million and a fair value of $2,422 million. HTM securities measured at amortized cost are required to be assessed for impairment on a periodic basis. Impairment exists when, in management’s opinion, there is no longer reasonable assurance that the full amount of principal and interest can be collected. As at October 31, 2017, we determined that these HTM securities were not impaired. During 2017, no HTM securities were sold.